Stockholders' Equity	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In May 31, 2014, the Company issued 20,000,000 shares of common stock to its founders, Don L. Rose and Patricia Rose who are husband and wife. Don L. Rose and Patricia Rose are the Company’s directors and officers. The Company issued this stock to them in exchange for $1,000 of services rendered by each of them to the Company in its formation, which the board of directors valued as fair at a price of $0.0001 per share.

As of May 31, 2014, there are 20,000,000 shares of common stock outstanding.

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In April 2014, the Company issued 20,000,000 shares of common stock to its founders, Don L. Rose and Patricia Rose who are husband and wife. Don L. Rose and Patricia Rose are the Company’s directors and officers. The Company issued this stock to them in exchange for $1,000 of services rendered by each of them to the Company in its formation, which the board of directors valued as fair at a price of $0.0001 per share.

As of September 30, 2014, there are 20,000,000 shares of common stock outstanding.